Stock Options and Warrants (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Shares, Beginning balance	267,257	178,200
Forfeited	(20,996)	(30,648)
Granted	39,240	119,706
Cancelled		(172,200)
Reissued		172,200
Shares, Ending balance	285,501	267,257
Shares, Exercisable	100,664	72,890
Weighted Average Excerise Price	$ 15.00	$ 64.45
Weighted Average Excerise Price, Forfeited	17.00	24.00
Weighted Average Excerise Price, Granted	8.76	12.50
Weighted Average Excerise Price, Cancelled		64.50
Weighted Average Excerise Price, Reissued		17.50
Weighted Average Excerise Price, Ending balance	14.10	15.00
Weighted Average Excerise Price, Exercisable	$ 17.55	$ 18.50
Weighted Average Remaining Contractual Life, Balance	6 years 4 months 21 days	6 years 6 months 4 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 10 months 17 days	5 years 6 months 11 days
Outstanding Options, Aggregate Intrinsic Value	$ 47,000	$ 47,000
Exercisable Options, Aggregate Intrinsic Value		$ 2,000